Expense Example - Class A Class C and Institutional Class - Inverse Government Long Bond Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	761	1,356	1,974	3,633	473	1,139	1,923	3,974